Subsequent Events (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands												1 Months Ended	2 Months Ended	3 Months Ended		4 Months Ended	12 Months Ended
	Jul. 03, 2023	Apr. 30, 2023	Apr. 05, 2023	Mar. 20, 2023	Mar. 15, 2023	Mar. 13, 2023	Mar. 07, 2023	Mar. 07, 2023	Feb. 17, 2023	May 24, 2021	Apr. 06, 2021	Apr. 30, 2023	May 31, 2023	Mar. 31, 2023	Mar. 31, 2022	Apr. 27, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 01, 2023	Jun. 15, 2023	May 18, 2023	Dec. 20, 2022	Oct. 03, 2022	Sep. 15, 2022	May 31, 2022	May 04, 2022	Mar. 21, 2022	Mar. 01, 2022	Nov. 20, 2021	May 31, 2021	Jan. 17, 2018
Subsequent Event [Line Items]
Purchase agreement proceeds from sale of equity securities				$ 300		$ 400			$ 900
Gain (Loss) on Disposition of Property Plant Equipment																	$ (926)
Common Stock, Par or Stated Value Per Share					$ 0.0001									$ 0.0001			$ 0.0001	$ 0.0001				$ 0.0001	$ 0.01					$ 0.0001			$ 0.0001
Debt instrument debt default amount requested from lender							$ 92,700	$ 92,700
Debt instrument debt default payable period								3 days
Stockholders' Equity, Reverse Stock Split					a reverse stock split between 1-for-20 and not more than 1-for-125 at any time on or prior to March 15, 2024. The Company determined on a ratio of 1-for-125 for the 2023 Reverse Stock Split. On May 18, 2023, the Reverse Stock Split became effective
Over-Allotment Option [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																														4,000
Sale of Stock, Consideration Received on Transaction										$ 2,400	$ 4,200
Sale of Stock, Number of Shares Issued in Transaction										1,358
Building and Building Improvements [Member] | Letter of Credit [Member]
Subsequent Event [Line Items]
Notice of default increase decrease in restricted cash				800										$ 800			$ 800
Baker Bros. Notes [Member]
Subsequent Event [Line Items]
Debt Instrument, Convertible, Conversion Price			$ 0.8125											$ 0.8125	$ 725.81									$ 26.25			$ 725.81		$ 4,575
2023 Notes [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount				$ 500		$ 600			$ 1,400
Debt Instrument, Convertible, Increase (Decrease) in Number of Equity Instruments														15,218,227		15,218,227
Warrant [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																									6,666	6,666
2023 Warrants [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				215,384		240,000			553,846
2023 Warrants [Member] | Placement Agent [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				43,200					99,692
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount		$ 800										$ 800
Purchase agreement proceeds from sale of equity securities		$ 500	$ 500	$ 300		$ 300			$ 700
Accounts Payable, Trade																				$ 1,200
Sale of Stock, Number of Shares Issued in Transaction													122,741
Debt conversion converted instrument amount													458,600
Reverse stock split convertion description																					At the Effective Time, every 125 shares of the Company’s issued and outstanding common stock were automatically converted into one share of common stock, without any change to the par value per share.
[custom:OfferingExpense]	$ 1,000
Debt instrument debt default amount requested from lender							$ 92,700	$ 92,700
Debt instrument debt default payable period							3 days	3 days
Stockholders' Equity, Reverse Stock Split					to effectuate a reverse stock split of the outstanding shares of the Company’s common stock by a ratio of not less than 1-for-20 and not more than 1-for-125 at any time on or prior to March 15, 2024
Restructuring and Related Cost, Expected Cost				100
Subsequent Event [Member] | Over-Allotment Option [Member]
Subsequent Event [Line Items]
Sale of Stock, Consideration Received on Transaction													$ 100
Subsequent Event [Member] | Furniture and Fixtures [Member]
Subsequent Event [Line Items]
Proceeds from Sale of Property, Plant, and Equipment												400
Gain (Loss) on Disposition of Property Plant Equipment												$ 300
Subsequent Event [Member] | Building and Building Improvements [Member] | Letter of Credit [Member]
Subsequent Event [Line Items]
Notice of default increase decrease in restricted cash				800
Subsequent Event [Member] | Baker Bros. Notes [Member]
Subsequent Event [Line Items]
Debt Instrument, Convertible, Conversion Price			$ 0.8125
Subsequent Event [Member] | 2023 Notes [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount			$ 800	$ 500		$ 600			$ 1,400
Debt Instrument, Convertible, Increase (Decrease) in Number of Equity Instruments																24,800,000
Subsequent Event [Member] | Senior Secured Convertible Note [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount																			$ 1,500
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																			1,200,000
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		615,384										615,384
Subsequent Event [Member] | 2023 Warrants [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			615,384	215,384		240,000			553,846
Subsequent Event [Member] | 2023 Warrants [Member] | Placement Agent [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				43,200					99,692